Segment Information - Summary Of Other Disclosures (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss		£ 42	£ 41	£ 48
All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss		571	526	543
Assessments And Qualifications [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss		186	196	196
Virtual Learning [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss		53	64	76
English Language Learning [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss		51	56	58
Enterprise Learning & Skills [member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	[1]	32	30	28
Higher Education [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	[1]	249	180	182
Strategic Review [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss		£ 0	£ 0	£ 3

[1]	Comparative amounts have been restated to reflect the move between operating segments.